COVER LETTER

July 9, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MASSMUTUAL SELECT FUNDS

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) is a Definitive Information Statement pursuant to (1) Rule 20a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), and (2) Section 14(c) of the Securities Exchange Act of 1934 (the “34 Act”), including Rule 14c-101 and Schedule 14A promulgated thereunder.

Please address any questions or comments you may have to the undersigned at (413) 744-7218.

Respectfully submitted,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Vice President, Secretary and Chief Legal Officer, MassMutual Select Funds

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company